Fee and Other Income	12 Months Ended
Dec. 31, 2014
Fee and Other Income [Abstract]
Fee and Other Income

16. Fee and Other Income

The following table sets forth the details of our fee and other income:

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
BMS cleaning fees	$85,658	$66,505	$67,584
Management and leasing fees	19,905	23,073	18,718
Lease termination fees(1)	16,362	32,630	2,287
Other income	33,281	33,363	30,488
	$155,206	$155,571	$119,077
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(1)	The year ended December 31, 2013 includes $19,500 from a tenant at 1290 Avenue of the Americas, of which our 70% share, net of a $1,529 write-off of the straight lining of rents, was $12,121, and $3,000 from the termination of our subsidiaries' agreements with Cuyahoga County to operate the Cleveland Medical Mart Convention Center.

The above table excludes fee income from partially owned entities, which is included in “income from partially owned entities” (see Note 6 – Investments in Partially Owned Entities).